CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CASH FLOWS
Amount of commitment fee paid to investors	$ 2,800,000
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	9,724,925	$ 18,232,130	$ 24,669,133
Restricted cash	60,206	199,079	24,953,581
Total cash, cash equivalents, and restricted cash	$ 9,785,131	$ 18,431,209	$ 49,622,714